Finance income and charges - Schedule of finance income and charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Finance Income And Charges [Line Items]
Interest income	£ 160	£ 127	£ 119
Fair value gain on financial instruments	103	341	124
Total interest income	263	468	243
Interest charge on bank loans, bonds and overdrafts	(470)	(371)	(365)
Interest charge on leases	(15)	(12)	(16)
Interest charge on other borrowings	(271)	(92)	(84)
Fair value loss on financial instruments	(102)	(346)	(126)
Total interest charges	(858)	(821)	(591)
Net interest charges	(595)	(353)	(348)
Net finance income in respect of post employment plans in surplus (note 14)	59	22	18
Finance Income From Hyper Inflation Adjustment (Turkey)	10	0	0
Finance Income From Hyper Inflation Adjustment (Venezuela)	0	1	2
Interest income in respect of direct and indirect tax	8	2	15
Unwinding of discounts	0	4	0
Total other finance income	77	29	35
Net finance charge in respect of post employment plans in deficit (note 14)	(15)	(12)	(13)
Finance Charge From Hyper Inflation Adjustment (Turkey)	0	(34)	0
Finance Charge From Hyper Inflation Adjustment (Venezuela)	(2)	0	0
Hyperinflation adjustment and foreign exchange revaluation of monetary items in respect of Lebanon (note 1 (f))	0	(3)	(8)
Unwinding of discounts	(13)	(11)	(20)
Interest charge in respect of direct and indirect tax	(25)	(16)	(11)
Change in financial liability (Level 3)	(8)	(20)	(7)
Guarantee fees	(1)	(1)	(1)
Other finance charges	(12)	(1)	0
Total other finance charges	(76)	(98)	(60)
Net other finance income/(charges)	1	(69)	(25)
Interest income on financial assets not designated at fair value through profit or loss	81	27	28
Interest expense on financial liabilities not designated at fair value through profit or loss	£ (522)	£ (417)	£ (429)